Investment Portfolio
(UNAUDITED) | 09.30.2023
CARILLON CHARTWELL INCOME FUND
COMMON STOCKS - 16.5%	Shares	Value
Automobiles - 0.5%
Harley-Davidson, Inc.	49,248	$1,628,139
Beverages - 0.8%
Keurig Dr Pepper, Inc.	85,000	2,683,450
Biotechnology - 0.7%
AbbVie, Inc.	16,000	2,384,960
Building products - 0.9%
Masco Corp.	53,000	2,832,850
Capital markets - 0.8%
Blackstone, Inc.	24,000	2,571,360
Diversified telecommunication services - 0.7%
Verizon Communications, Inc.	70,000	2,268,700
Electrical equipment - 0.8%
Regal Rexnord Corp.	17,100	2,443,248
Electronic equipment, instruments & components - 0.2%
Littelfuse, Inc.	3,188	788,456
Health care providers & services - 0.9%
Tenet Healthcare Corp.*	42,000	2,767,380
Machinery - 0.6%
Snap-on, Inc.	7,000	1,785,420
Metals & mining - 4.1%
Agnico Eagle Mines Ltd.	52,000	2,363,400
Alamos Gold, Inc., Class A	540,000	6,096,600
Kinross Gold Corp.	530,000	2,416,800
OceanaGold Corp.	1,110,000	2,173,827
Mortgage real estate investment trusts (REITs) - 1.3%
AGNC Investment Corp.	260,000	2,454,400
Rithm Capital Corp.	180,000	1,672,200
Oil, gas & consumable fuels - 1.3%
Diamondback Energy, Inc.	14,000	2,168,320
EQT Corp.	53,500	2,171,030
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	50,000	2,902,000
Semiconductors & semiconductor equipment - 0.9%
Micron Technology, Inc.	43,000	2,925,290
Textiles, apparel & luxury goods - 0.5%
Columbia Sportswear Co.	22,935	1,699,483
Tobacco - 0.6%
Philip Morris International, Inc.	20,000	1,851,600
Total common stocks (cost $51,436,997)		53,048,913

EXCHANGE TRADED FUNDS - 1.7%
iShares Silver Trust*	165,000	3,356,100
SPDR Gold Shares*	11,000	1,885,950
Total exchange traded funds (cost $4,832,432)		5,242,050

PREFERRED STOCKS - 1.6%
Mortgage real estate investment trusts (REITs) - 1.6%
Annaly Capital Management, Inc., Series F (3 Month LIBOR USD + 4.99%)	96,929	2,455,212
Rithm Capital Corp., Series C (Fixed until 02/15/25, then 3 Month LIBOR USD + 4.97%)	133,000	2,626,750
Total preferred stocks (cost $4,595,085)		5,081,962

CORPORATE BONDS - 18.3%	Principal Amount	Value
Airlines - 0.6%
American Airlines, Inc/AAdvantage Loyalty IP Ltd., 144A, 5.50%, 04/20/26	$1,874,583	$1,830,836
Auto manufacturers - 0.9%
Ford Motor Credit Co. LLC, 4.54%, 08/01/26	1,980,000	1,858,650
General Motors Financial Co., Inc., 5.65%, 01/17/29	989,000	959,129
Banks - 0.3%
Citizens Financial Group, Inc. (3 Month Term SOFR + 3.26%), PERP, 8.53%	915,000	818,925
Broadline retail - 0.2%
Kohl's Corp., 5.55%, 07/17/45	1,288,000	724,333
Capital markets - 2.3%
Ares Capital Corp.,
3.25%, 07/15/25	2,315,000	2,168,499
4.20%, 06/10/24	1,665,000	1,634,806
Blue Owl Capital Corp., 3.40%, 07/15/26	2,025,000	1,815,539
Jefferies Financial Group, Inc., 5.88%, 07/21/28	1,020,000	998,207
StoneX Group, Inc., 144A, 8.63%, 06/15/25	624,000	628,680
Chemicals - 0.6%
GPD Cos, Inc., 144A, 10.13%, 04/01/26	1,033,000	952,102
Mativ Holdings, Inc., 144A, 6.88%, 10/01/26	1,140,000	1,040,250
Commercial services & supplies - 0.2%
Enviri Corp., 144A, 5.75%, 07/31/27	780,000	686,033
Computers - 0.3%
Dell International LLC / EMC Corp., 6.20%, 07/15/30	1,060,000	1,068,679
Consumer finance - 0.3%
PRA Group, Inc., 144A, 5.00%, 10/01/29	1,440,000	1,093,665
Diversified consumer services - 0.3%
StoneMor, Inc., 144A, 8.50%, 05/15/29	1,070,000	880,075
Diversified financial services - 0.9%
Macquarie Airfinance Holdings Ltd., 144A, 8.38%, 05/01/28	910,000	922,512
Provident Funding Associates LP / PFG Finance Corp., 144A, 6.38%, 06/15/25	2,364,000	2,103,960
Electric - 0.1%
NSG Holdings LLC / NSG Holdings, Inc., 144A, 7.75%, 12/15/25	425,710	423,582
Electronics - 0.2%
Likewize Corp., 9.75%, 144A, 10/15/25	800,000	792,206
Engineering & construction - 0.9%
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.00%, 02/01/26	1,715,000	1,631,325
Railworks Holdings LP / Railworks Rally, Inc., 144A, 8.25%, 11/15/28	1,220,000	1,156,255
Entertainment - 1.7%
Affinity Interactive, 144A, 6.88%, 12/15/27	1,215,000	1,030,052
Warnermedia Holdings, Inc.,
5.14%, 03/15/52	3,343,000	2,483,984
6.41%, 03/15/26	2,055,000	2,054,656
Equity real estate investment trusts (REITs) - 0.3%
Safehold GL Holdings LLC, 2.85%, 01/15/32	1,325,000	973,297
Financial services - 0.3%
NMI Holdings, Inc., 144A, 7.38%, 06/01/25	865,000	860,399
Food - 0.9%
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 144A, 6.75%, 03/15/34	885,000	861,096
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.13%, 02/01/28	2,055,000	1,955,543
Lodging - 0.2%
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 144A, 5.88%, 05/15/25	605,000	583,825
Metals & mining - 0.5%
IAMGOLD Corp., 144A, 5.75%, 10/15/28	2,000,000	1,565,000
Mining - 0.3%
JW Aluminum Continuous Cast Co., 144A, 10.25%, 06/01/26	995,000	984,930
Mortgage real estate investment trusts (REITs) - 0.3%
Starwood Property Trust, Inc., 144A, 3.63%, 07/15/26	980,000	869,040
Oil & gas - 0.6%
Greenfire Resources Ltd., 144A, 12.00%, 10/01/28	1,000,000	983,820
Permian Resources Operating LLC, 144A, 7.75%, 02/15/26	975,000	981,312
Oil, gas & consumable fuels - 1.3%
Energy Transfer LP (Fixed until 05/15/30, then 5 Year CMT Rate + 5.31%), PERP, 7.13%	2,508,000	2,162,325
New Fortress Energy, Inc., 6.75%, 144A, 09/15/25	1,200,000	1,145,527
Parkland Corp., 144A, 5.88%, 07/15/27	998,000	949,693
Passenger airlines - 0.1%
Delta Air Lines, Inc., 7.38%, 01/15/26	168,000	170,025
Pipelines - 1.0%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A, 6.63%, 07/15/26	1,278,000	1,248,932
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/01/25	920,000	904,189
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A, SB, 9.00%, 10/15/26	1,175,000	1,128,205
Retail - 0.3%
QVC, Inc., 5.95%, 03/15/43	681,000	288,170
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	685,000	654,175
Software - 0.7%
Oracle Corp.,
3.95%, 03/25/51	1,830,000	1,254,547
6.90%, 11/09/52	1,005,000	1,035,280
Technology hardware, storage & peripherals - 0.6%
Hewlett Packard Enterprise Co.,6.35%, 10/15/45	1,964,000	1,912,370
Telecommunications - 0.3%
Consolidated Communications, Inc.,144A, 6.50%, 10/01/28	1,385,000	1,082,031
Trading companies & distributors - 0.8%
BlueLinx Holdings, Inc., 144A, 6.00%, 11/15/29	825,000	726,851
Fortress Transportation and Infrastructure Investors LLC, 144A, 9.75%, 08/01/27	1,625,000	1,680,803
Total corporate bonds (cost $63,200,533)		58,718,325

MORTGAGE AND ASSET-BACKED SECURITIES - 24.5%
Asset-backed securities - 3.1%
Corevest American Finance Trust, 2019-3 , Class A, 144A, 2.71%, 10/15/52	1,331,549	1,266,823
FMC GMSR Issuer Trust, Series 2020-GT, Class A, 144A, VR, 4.45%, 01/25/26	2,265,000	1,961,209
Frontier Issuer LLC, Series 2023-1, Class A2, 144A, 6.60%, 08/20/53	1,590,000	1,517,080
NRZ Excess Spread-Collateralized Notes,
Series 2020-PLS1, Class A, 144A, 3.84%, 12/25/25	657,302	613,133
Series 2021-FHT1, Class A, 144A, 3.10%, 07/25/26	343,117	306,518
Series 2021-GNT1, Class A, 144A, 3.47%, 11/25/26	2,016,209	1,815,880
United States Small Business Administration, Series 2019-20C, Class 1, 3.20%, 03/01/39	2,836,599	2,539,269
Commercial mortgage-backed securities - 14.8%
Agate Bay Mortgage Trust, Series 2016-2, Class A3, 144A, VR, 3.50%, 03/25/46	965,304	835,459
Chase Home Lending Mortgage Trust, Series 2023-1, Class A5, 144A, VR, 6.00%, 06/25/54	715,000	687,423
Flagstar Mortgage Trust, Series 2021-1, Class A4, 144A, VR, 2.50%, 02/01/51	2,251,080	1,645,134
GS Mortgage-Backed Securities Corp Trust, Series 2021-PJ1, Class A4, 144A, VR, 2.50%, 06/25/51	2,945,899	2,152,922
GS Mortgage-Backed Securities Trust,
Series 2021-PJ2, Class A4, 144A, VR, 2.50%, 07/25/51	2,636,097	1,926,512
Series 2021-PJ6, Class A8, 144A, VR, 2.50%, 11/25/51	1,219,247	1,026,850
Series 2022-MM1, Class A8, 144A, VR, 2.50%, 07/25/52	1,706,814	1,428,198
Series 2022-PJ3, Class A7, 144A, VR, 2.50%, 08/25/52	1,361,675	1,224,069
Series 2023-PJ3, Class A3, 144A, VR, 5.00%, 10/27/53	2,525,185	2,337,965
Series 2023-PJ4, Class A16, 144A, VR, 6.50%, 01/25/54	1,114,969	1,109,795
JP Morgan Mortgage Trust,
Series 2020-LTV2, Class A3, 144A, VR, 3.00%, 11/25/50	178,991	157,723
Series 2021-4, Class A15, 144A, VR, 2.50%, 08/25/51	3,686,401	2,694,096
Series 2021-6, Class A15, 144A, VR, 2.50%, 10/25/51	3,758,006	2,746,426
Series 2022-INV3, Class A3B, 144A, VR, 3.00%, 09/25/52	2,205,455	1,741,610
Series 2023-6, Class A4, 144A, VR, 6.00%, 12/26/53	1,094,207	1,074,802
Series 2023-8, Class A5, 144A, VR, 6.00%, 02/25/54	1,445,000	1,322,724
JP Morgan Wealth Management, Series 2020-ATR1, Class A3, 144A, VR, 3.00%, 02/25/50	505,884	404,194
LMREC, Inc., Series 2019-CRE3, Class A,144A, (1 Month Term SOFR USD + 1.51%), 6.84%, 12/22/35	881,481	880,135
Mello Mortgage Capital Acceptance, Series 2021-MTG3, Class A27, 144A, VR, 2.50%, 07/01/51	3,631,396	2,662,975
OBX Trust,
Series 2019-EXP3, Class 1A8, 144A, VR, 3.50%, 10/25/59	773,548	674,207
Series 2021-J1, Class A19, 144A, VR, 2.50%, 05/25/51	4,004,435	2,926,521
Provident Funding Mortgage Trust, Series 2019-1, Class A2, 144A, VR, 3.00%, 12/25/49	1,148,952	940,247
Rate Mortgage Trust, Series 2021-J1, Class A31, 144A, VR, 2.50%, 07/25/51	4,017,765	2,936,263
RCKT Mortgage Trust,
Series 2021-1, Class A13, 144A, VR, 2.50%, 03/25/51	2,001,755	1,462,923
Series 2021-2, Class A21,144A, VR, 2.50%, 06/25/51	4,602,046	3,363,267
Series 2021-4, Class A21, 144A, VR, 2.50%, 09/25/51	2,428,538	1,780,896
Series 2022-2, Class A6, 144A, VR, 2.50%, 02/25/52	2,851,022	2,347,415
RMF Buyout Issuance Trust, Series 2020-HB1, Class A1, 144A, VR, 1.72%, 10/25/50	1,324,031	1,216,057
Sequoia Mortgage Trust,
Series 2019-5, Class A1,144A, VR, 3.50%, 12/25/49	729,032	627,660
Series 2023-3, Class A1, 144A, VR, 6.00%, 09/25/53	1,130,989	1,099,268
Federal agency mortgage-backed obligations - 6.6%
Fannie Mae Pool,
Series 0356, Class BN, 3.00%, 12/01/33	888,720	813,880
Series 1526, Class FM, 3.00%, 09/01/49	1,683,694	1,405,503
Series 3192, Class BO, 3.00%, 10/01/49	1,731,392	1,446,808
Series 4128, Class CA, 3.00%, 09/01/49	1,214,078	1,014,267
Series 4392, Class MA, 2.50%, 07/01/51	3,188,379	2,454,185
Series 6565, Class BP, 2.50%, 08/01/40	1,999,534	1,666,009
Series 6638, Class BP, 2.50%, 08/01/40	1,939,894	1,616,295
Series 8653, Class BO, 3.00%, 02/01/50	1,901,899	1,588,297
Freddie Mac Pool,
Series 0144, Class SD, 3.00%, 11/01/49	416,015	347,681
Series 2184, Class SD, 6.00%, 01/01/53	3,196,407	3,159,333
Series 3857, Class SD, 6.00%, 09/01/53	1,625,000	1,606,453
Series 5269, Class ZA, 3.00%, 02/01/48	789,928	664,666
Series 6606, Class ZN, 3.00%, 06/01/49	906,702	757,856
Series 7416, Class QA, 3.00%, 02/01/50	3,275,660	2,734,404
Total mortgage and asset-backed securities (cost $95,821,387)		78,729,285

U.S. TREASURIES - 20.3%
U.S. Treasury Bonds,
2.88%, 05/15/52	5,790,000	4,105,246
3.00%, 08/15/52	2,665,000	1,941,910
3.75%, 08/15/41	4,450,000	3,851,510
U.S. Treasury Inflation Indexed Bonds, 0.88%, 02/15/47	5,761,938	4,198,675
U.S. Treasury Inflation Indexed Notes, 0.13%, 04/15/27	2,008,371	1,843,544
U.S. Treasury Notes,
1.13%, 08/31/28	1,245,000	1,054,359
1.13%, 02/15/31	12,485,000	9,847,544
1.38%, 11/15/31	11,365,000	8,908,206
1.63%, 09/30/26	6,480,000	5,915,278
2.38%, 03/31/29	8,700,000	7,745,719
2.75%, 08/15/32	6,020,000	5,212,944
2.88%, 06/15/25	5,000,000	4,813,672
2.88%, 05/15/32	6,465,000	5,674,805
Total U.S. Treasuries (cost $74,434,747)		65,113,412

U.S. GOVERNMENT AGENCY SECURITIES - 2.5%
Federal Farm Credit Banks Funding Corp.,
3.30%, 03/23/32	2,225,000	1,904,910
3.80%, 04/05/32	2,100,000	1,889,523
Federal Home Loan Banks,
1.15%, SB, 02/26/31	2,400,000	1,898,442
1.25%, SB, 07/07/31	3,010,000	2,439,280
Total U.S. government agency securities (cost $9,735,000)		8,132,155

SHORT-TERM INVESTMENTS - 11.1%
U.S. Treasury Bills,
ZCI, 5.18%, 10/24/23	9,000,000	8,970,981
ZCI, 5.31%, 11/07/23	7,000,000	6,963,066
ZCI, 5.37%, 02/01/24	8,000,000	7,856,243
ZCI, 5.43%, 02/22/24	5,000,000	4,894,587
ZCI, 5.44%, 03/14/24	7,000,000	6,830,710
Total short-term investments (cost $35,513,914)		35,515,587
Total investment portfolio (cost $339,570,095) - 96.5%		309,581,689
Other assets in excess of liabilities - 3.5%		11,359,769
Total net assets - 100.0%		$320,941,458

* Non-income producing security
144A - Securities are purchased under Rule 144A of the Securities Act of 1933 or are private placements and, unless registered under the Securities Act of 1933 or exempted from registration, generally may only be sold to qualified institutional buyers.

PERP - Perpetual bond with no maturity date.
VR - Variable rate security. Interest rate adjusts periodically based on changes in current interest rates. Rate shown is the rate in effect as of the date of this report.
SB - Step bond. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown is the rate in effect as of the date of this report.

ZCI - Zero coupon instrument. Rate disclosed is yield to maturity as of the date of this report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

As of the date of this report, the Fund's investments were categorized as follows:
	Level 1	Level 2	Level 3
Common stocks	$53,048,913	$-	$-
Exchange traded funds	5,242,050	–	–
Preferred stocks	5,081,962	–	–
Corporate bonds	–	58,718,325	–
Mortgage and asset-backed securities	–	78,729,285	–
U.S. Treasuries	–	65,113,412	–
U.S. government agency securities	–	8,132,155	–
U.S. Treasury Bills	–	35,515,587	–
Total Investments	$63,372,925	$246,208,764	$-

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.